Note 17 - CONCENTRATIONS OF RISKS (Details Narrative)	12 Months Ended
Dec. 31, 2012
Note 17 - Concentrations Of Risks Details Narrative
Singapore subsidiary's customer accounted of accounts receivable	10.00%
No single customer accounted for total revenue	10.00%